TURNER LARGE CAP GROWTH OPPORTUNITIES FUND
                                  TURNER FUNDS
                         1235 WESTLAKES DRIVE, SUITE 350
                                BERWYN, PA 19312
                                 (484) 329-2300

           CERTIFICATION PURSUANT TO RULE 497(j) UNDER THE SECURITIES
                            ACT OF 1933, AS AMENDED
                               FILE NO. 333-00641

We hereby certify that the prospectus that would have been required to be filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 28 to the Registration Statement for Turner Funds (File No. 333-00641) electronically filed on August 8, 2002, on behalf of the Turner Large Cap Growth Opportunities Fund.

                                     TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

                                     BY: TURNER FUNDS

Dated:  August 14, 2002              By:/s/ Brian M. Ferko
                                        -------------------
                                        Brian M. Ferko